SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Intangibel assets	$ 46,600,000	$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Ehave, Inc [Member]
Property, Plant and Equipment [Line Items]
Number investment shares received	960,559	960,559
Investment owned, at fair value	$ 100,000	$ 100,000
Unrealized loss on investment	80,789	61,578
Increase decrease in asset value	$ 19,211	$ 38,422